Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
General and administrative	$ 1,366,464			$ 1,582,059			$ 4,685,241	$ 5,112,002	$ 6,584,868	$ 4,499,923
Research and development	758,759			745,506			2,475,596	2,059,769	2,672,836	1,562,927
Total operating expenses	2,125,223			2,327,565			7,160,837	7,171,771	9,257,704	6,062,850
Other (income) and expenses
Forgiveness of accounts payable								(416,000)	(416,000)
Warrant liability (income) expense								(77,237)	(77,237)	12,784,329
Unrealized loss (gain)	(2,119)			3,053			11,926	3,053	(1,307)
Interest income	(196,425)			(15,132)			(536,068)	(15,132)	(95,745)
Interest and financing expense				714,081				714,081	714,081	1,090,409
Total other (income) expense	(198,544)			702,002			(524,142)	208,765	123,792	15,399,738
Net loss	(1,926,679)	$ (2,106,947)	$ (2,603,069)	(3,029,567)	$ (2,668,167)	$ (1,682,802)	(6,636,695)	(7,380,536)	(9,381,496)	(21,462,588)
Deemed dividend on warrant modification				(65,266)				(65,266)	(65,266)
Net loss attributable to shareholders	$ (1,926,679)			$ (3,094,833)			$ (6,636,695)	$ (7,445,802)	$ (9,446,762)	$ (21,462,588)
ADS
Loss per ADS
Basic	$ (1.95)			$ (11.28)			$ (7.61)	$ (55.79)	$ (46.80)	$ (815.54)
Fully-diluted	$ (1.95)			$ (11.28)			$ (7.61)	$ (55.79)	$ (46.80)	$ (815.54)
Weighted average number of ADS's outstanding
Basic	987,220			274,317			871,835	133,450	201,826	26,317
Fully-diluted	987,220			274,317			871,835	133,450	201,826	26,317